Annual Fund Operating Expenses - Invesco SP Ultra Dividend Revenue ETF - ETF	Dec. 21, 2020
Operating Expenses:
Management Fee	0.39%
Other Expenses	none
Total Annual Fund Operating Expenses	0.39%